Tradr 2X Long HL Daily ETF

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$366,259
TOTAL NET ASSETS — 100.0%	$366,259

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Hecla Mining Co.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	4/24/2027	$703,110	$-	$10,562
TOTAL EQUITY SWAP CONTRACTS								$10,562

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of April 30, 2026.